Freestanding Derivative Financial Instruments - Schedule of Notional or Contractual Amounts and Fair Values of Derivative Instruments (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Derivative [Line Items]
Derivative instruments	$ 78,262	$ 62,365	$ 949
Collateral receivable on derivative instruments	20,460	0	0
Derivative liability, fair value, amount not offset against collateral	28,474	5,882	1,102
Collateral payable on derivative instruments	1,587	19,148	0
Interest Rate Lock Commitments [Member]
Derivative [Line Items]
Notional Amount	3,444,936	2,202,638	35,266
Derivative asset, fair value, gross amount	75,526	42,831	949
Derivative liability, fair value, gross liability	87	3,755
Forward Sales Commitments [Member]
Derivative [Line Items]
Notional Amount	3,879,108	2,903,700	42,078
Derivative asset, fair value, gross amount	1	19,534
Derivative liability, fair value, gross liability	28,387	247	1,102
Loan Purchase Commitments [Member]
Derivative [Line Items]
Notional Amount	504,700	308,700
Derivative asset, fair value, gross amount	2,735	0
Derivative liability, fair value, gross liability		$ 1,880